Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of profit loss attributable to the owners of the parent for calculating basic earnings per share
Profit / (loss) attributable to the owners of the parent for calculating basic earnings per share, adjusted to include the assumed coupon net of tax:

€ million	2025	2024	2023
Profit / (loss) attributable to owners of the parent	(95)	15	(905)
Assumed coupon on Perpetual Bond (net of tax)	(11)	(15)	(36)

Total	(106)	—	(941)

Split between:
Class A shares (in million) 1	(88)	—	(781)

Class B shares (in million) 2	(18)	—	(160)

1	Calculated as 83% of adjusted loss attributable to owners of the parent, based on the weight of the Class A weighted average number of shares out of the total shares.
2	Calculated as 17% of adjusted loss attributable to owners of the parent, based on the weight of the Class B weighted average number of shares out of the total shares.

Schedule of weighted average number of shares used in calculating basic earnings per share value
The weighted average number of shares based on the capital structure of the Company as described in Note 23, net of own shares held, and adjusted to reflect the relative economic rights of the Class A shares and Class B shares for calculating basic earnings per share was as follows:

	2025	2024	2023
Class A shares (in million)	344.2	351.7	364.8
Class B shares (in million) 1	69.5	72.9	74.3

Total	413.7	424.6	439.1

1	Weighted average number of Class B shares of 173.8 million (2024: 182.3 million, 2023: 185.7 million), net of own shares held, was multiplied by 40% considering the relative economic rights.

Schedule of profit loss attributable to the owners of the parent for calculating diluted earnings per share

€ million	2025	2024	2023
Loss attributable to owners of the parent	(95)	15	(905)
Assumed coupon on Perpetual Bonds (net of tax)	(11)	(15)	(36)

Total	(106)	—	(941)

Split between:
Class A shares (in million) 1	(88)	—	(781)

Class B shares (in million) 2	(18)	—	(160)

1	Calculated as 83% of adjusted loss attributable to owners of the parent, based on the weight of the Class A weighted average number of shares out of the total shares.
2	Calculated as 17% of adjusted loss attributable to owners of the parent, based on the weight of the Class B weighted average number of shares out of the total shares.

Schedule of weighted average number of shares used in calculating diluted earnings per share value
The weighted average number of shares, net of own shares held, and adjusted to reflect the relative economic rights of the Class A shares and Class B shares for calculating diluted earnings per share was as follows:

	2025	2024	2023
Class A shares (in million)	344.2	356.2	364.8
Class B shares (in million) 1	69.5	72.9	74.3

Total	413.7	429.1	439.1

1	Weighted average number of Class B shares of 173.8 million (2024: 182.3 million, 2023: 185.7 million), net of own shares held, was multiplied by 40% considering the relative economic rights.